NON-CONTROLLING INTEREST (Tables)	12 Months Ended
Jun. 30, 2020
NON-CONTROLLING INTEREST
Schedule of non-controlling interest

Non-controlling interest consisted of the following:

	As of June 30, 2019
		Nanjing	Gan Su	Qinghai
	BHD	Recon	BHD	BHD	Total	Total
	RMB	RMB	RMB	RMB	RMB	U.S. Dollars
Paid-in capital	¥1,651,000	¥200,000	¥4,350,000	¥—	¥6,201,000	$903,040
Unappropriated retained earnings	3,477,493	3,616,002	(1,351,699)	(826,664)	4,915,132	715,783
Accumulated other comprehensive loss	(18,850)	(11,853)	—	—	(30,703)	(4,471)
Total non-controlling interests	¥5,109,643	¥3,804,149	¥2,998,301	¥(826,664)	¥11,085,429	$1,614,352

	As of June 30, 2020
		Nanjing	Gan Su	Qinghai
	BHD	Recon	BHD	BHD	Total	Total
	RMB	RMB	RMB	RMB	RMB	U.S. Dollars
Paid-in capital	¥1,651,000	¥200,000	¥4,755,000	¥—	¥6,606,000	$934,406
Unappropriated retained earnings	3,477,493	3,616,002	(2,100,871)	(953,395)	4,039,229	571,342
Accumulated other comprehensive loss	(18,850)	(11,853)	—	-	(30,703)	(4,343)
Total non-controlling interests	¥5,109,643	¥3,804,149	¥2,654,129	¥(953,395)	¥10,614,526	$1,501,405